Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
Tel: (215) 963-5000 / Fax: (215) 963-5001
August 2, 2010
By Electronic Submission
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	NuPathe Inc. — Amendment No. 5 to Registration Statement on Form S-1 (File No. 333-166825)
Ladies and Gentlemen:
On behalf of NuPathe Inc. (the “Company”), transmitted via the Securities and Exchange Commission’s EDGAR System for filing pursuant to the Securities Act of 1933, as amended, is Amendment No. 5 to the Registration Statement on Form S-1 (the “Registration Statement”) of the Company relating to the registration of the offer and sale of shares of the Company’s common stock.
Please contact the undersigned at (215) 963-5716 with any questions or comments you may have regarding this filing.
Very truly yours,
/s/ Kevin S. Shmelzer
Kevin S. Shmelzer, Esquire